Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current:
China	$ 12,389		$ 37,540		$ 19,637
Non-China	855	[1]	(144)	[1]	337	[1]
Total	13,244		37,396		19,974
Deferred:
China	599		(3,367)		(2,206)
Non-China	417	[1]	3,340	[1]	4,879	[1]
Total	1,016		(27)		2,673
Total provision for income taxes	$ 14,260		$ 37,369		$ 22,647

[1]	The financial figures are presented on entity level and only consider subsidiaries incorporated outside China.